UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22271

Nuveen New York Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New York Municipal Value Fund 2 (NYV)
	June 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 100.7% (100.0% of Total Investments)

	Consumer Staples – 4.3% (4.3% of Total Investments)
$ 1,320	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	$ 1,661,642
	Series 2001, 6.500%, 5/15/33
	Education and Civic Organizations – 14.0% (13.9% of Total Investments)
1,200	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B	1,095,708
	Schools, Series 2007A, 5.000%, 4/01/37
270	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	No Opt. Call	B	276,863
	Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School
	for International Cultures and the Arts Project, Series 2013A:
25	5.000%, 4/15/33	4/23 at 100.00	BB+	25,960
40	5.000%, 4/15/43	4/23 at 100.00	BB+	41,086
100	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	117,301
	Series 2013A, 5.000%, 7/01/44
200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	248,650
	2015A, 5.000%, 7/01/35
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,150,830
	University, Series 2010A, 5.000%, 7/01/40
100	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A–	117,388
	Project, Series 2013, 5.000%, 9/01/38
4,895	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	No Opt. Call	AA	2,310,733
	PILOT, Series 2009A, 0.000%, 3/01/40 – AGC Insured
7,830	Total Education and Civic Organizations			5,384,519
	Financials – 1.1% (1.1% of Total Investments)
300	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	421,314
	Series 2007, 5.500%, 10/01/37
	Health Care – 2.5% (2.5% of Total Investments)
50	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A	56,827
	Series 2010, 5.000%, 7/01/26
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
285	6.500%, 12/01/21	12/18 at 100.00	Ba1	317,142
140	6.125%, 12/01/29	12/18 at 100.00	Ba1	153,432
245	6.250%, 12/01/37	12/18 at 100.00	Ba1	268,613
160	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	9/16 at 100.00	BB–	160,392
	Series 2001B, 7.125%, 7/01/31
880	Total Health Care			956,406
	Housing/Multifamily – 7.9% (7.9% of Total Investments)
1,500	New York City Housing Development Corporation, New York, FNMA Backed Progress of Peoples	9/16 at 100.00	AA+	1,517,415
	Development Multifamily Rental Housing Revenue Bonds, Series 2005B, 4.950%, 5/15/36
	(Alternative Minimum Tax)
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009A,	5/19 at 100.00	Aa2	1,057,160
	5.250%, 11/01/41
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	474,944
	4.500%, 11/01/29
2,950	Total Housing/Multifamily			3,049,519
	Industrials – 1.8% (1.8% of Total Investments)
25	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	28,537
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
580	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	673,716
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
605	Total Industrials			702,253
	Tax Obligation/General – 1.2% (1.2% of Total Investments)
400	Yonkers, New York, General Obligation Bonds, Refunding Series 2011A, 5.000%, 10/01/24 –	10/21 at 100.00	AA	468,964
	AGM Insured
	Tax Obligation/Limited – 27.4% (27.2% of Total Investments)
1,200	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/19 at 100.00	AAA	1,332,012
	Education Series 2009A, 5.000%, 3/15/38
560	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/25 at 100.00	AAA	687,988
	Purpose Series 2015B Group C, 5.000%, 2/15/38
1,800	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B.	9/25 at 100.00	AAA	2,267,568
	Group A,B&C, 5.000%, 3/15/35
1,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	1,367,640
1,710	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	1,753,451
1,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/19 at 100.00	AA	1,659,030
	Series 2009-S5, 5.250%, 1/15/39
300	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	368,022
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	1,094,840
	Option Bond Trust 09-6W, 12.469%, 3/15/37 (IF) (4)
9,270	Total Tax Obligation/Limited			10,530,551
	Transportation – 11.6% (11.5% of Total Investments)
1,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	AA	1,133,360
	Refunding Series 2013A, 5.000%, 1/15/42 – AGM Insured
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 100.00	N/R	679,960
	Parking Development Company, LLC Project, Series 2007, 5.750%, 10/01/37 (5)
155	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	182,385
	Center Project, Series 2011, 5.000%, 11/15/44
170	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB–	186,344
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/31 (Alternative Minimum Tax)
445	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	514,754
	Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
180	6.500%, 12/01/28	9/16 at 100.00	Baa1	181,541
140	6.000%, 12/01/36	12/20 at 100.00	Baa1	165,983
1,325	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/18 at 100.00	AA–	1,428,907
	Series 2008A, 5.000%, 11/15/33
5,415	Total Transportation			4,473,234
	U.S. Guaranteed – 20.6% (20.4% of Total Investments) (6)
290	Albany Capital Resource Corporation, New York, St. Peter’s Hospital Project, Series 2011,	11/20 at 100.00	N/R (6)	354,424
	6.000%, 11/15/25 (Pre-refunded 11/15/20)
700	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	N/R (6)	702,688
	Series 2006, 5.000%, 8/01/24 (Pre-refunded 8/01/16)
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/17 at 100.00	Aa2 (6)	1,044,490
	Facilities, Series 2007, 5.000%, 7/01/37 (Pre-refunded 7/01/17)
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3 (6)	1,522,470
	Obligated Group, Series 2006B, 5.000%, 11/01/34 (Pre-refunded 11/01/16)
1,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/19 at 100.00	A (6)	1,702,500
	Obligated Group, Series 2009A, 5.500%, 5/01/37 (Pre-refunded 5/01/19)
1,010	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	N/R (6)	1,060,611
	2007B, 5.625%, 7/01/37 (Pre-refunded 7/01/17)
150	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R (6)	153,084
	Project, Series 2006A, 6.000%, 11/15/36 (Pre-refunded 11/15/16)
725	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%,	11/17 at 100.00	A (6)	775,888
	11/15/37 (Pre-refunded 11/15/17)
100	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R (6)	100,598
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative
	Minimum Tax) (ETM)
500	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R (6)	506,925
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Pre-refunded 8/01/16)
	(Alternative Minimum Tax)
7,475	Total U.S. Guaranteed			7,923,678
	Utilities – 5.5% (5.4% of Total Investments)
25	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	28,256
285	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	341,535
	5.000%, 9/01/44
605	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	620,270
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative
	Minimum Tax)
905	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE,	12/23 at 100.00	AAA	1,113,367
	5.000%, 12/15/41
1,820	Total Utilities			2,103,428
	Water and Sewer – 2.8% (2.8% of Total Investments)
900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	1,066,680
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
$ 39,165	Total Long-Term Investments (cost $33,603,557)			38,742,188
	Other Assets Less Liabilities – (0.7)%			(280,263)
	Net Assets Applicable to Common Shares – 100%			$ 38,461,925

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$38,742,188	$ —	$38,742,188

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments was $33,267,124.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$5,930,645
Depreciation	(455,581)
Net unrealized appreciation (depreciation) of investments	$5,475,064

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	On April 1, 2013, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
5.750% to 2.300%.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Municipal Value Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         August 29, 2016